Accounts Payable and Other Current Liabilities - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Accounts Payable and Other Current Liabilities [Abstract]
Accounts Payable	$ 373.1	$ 316.0
Accrued interest	55.4	101.8
Income taxes payable	78.0	68.3
Accrued expenses and other	125.8	103.7
Total accounts payable and other current liabilities	$ 632.3	$ 589.8